Long-Term Debt - Senior Subordinated Promissory Notes - Additional Information (Detail) (Senior Subordinated Notes [Member], $35.0 million Senior Subordinated Promissory Notes [Member], USD $)
In Millions, unless otherwise specified
	1 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2012	Sep. 29, 2013	Dec. 30, 2012
Senior Subordinated Notes [Member] | $35.0 million Senior Subordinated Promissory Notes [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 35.0		$ 35.0
Debt instrument, interest rate percentage	10.00%
Senior Subordinated Promissory Notes due	7 years
Debt instrument interest rate terms	Interest accrues at 10.0% annually for the first three years, increasing by 1.0% each year thereafter through maturity reaching a maximum rate of 14.0%.
Debt instrument, maximum interest rate percentage	14.00%	14.00%	14.00%